Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)
19.	QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table sets forth our unaudited quarterly condensed consolidated statements of operations data for each of the eight quarters ended December 31, 2013. The data has been prepared on the same basis as the audited consolidated financial statements and related notes included herein and you should read the following tables in conjunction with such financial statements. The table includes all necessary adjustments, consisting only of normal recurring adjustments that we consider necessary for a fair presentation of this data. The results of historical periods are not necessarily indicative of future results.

	December 31, 2013	September 30, 2013	June 30, 2013	March 31, 2013
	(in thousands, except per share data)
Revenue	$31,978	$27,195	$26,579	$25,842
Gross profit	26,592	23,102	22,410	21,543
Operating loss	(905)	(906)	(235)	(278)
Net loss	(15,105)	(7,984)	(2,959)	(1,887)
Net loss per common share	$(0.69)	$(1.68)	$(0.62)	$(0.41)

	December 31, 2012	September 30, 2012	June 30, 2012	March 31, 2012
	(in thousands, except per share data)
Revenue	$24,966	$20,948	$22,379	$22,625
Gross profit	20,905	17,371	18,937	18,935
Operating income (loss)	180	(764)	(743)	53
Net loss	(2,426)	(3,050)	(2,099)	(2,126)
Net loss per common share	$(0.52)	$(0.66)	$(0.45)	$(0.46)